Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geological and geophysical expenses
Staff costs (Note 10)	$ 7,158	$ 8,971	$ 7,879
Share-based payment (Note 10)	155	474	528
Communication and IT costs	2,615	2,624	2,139
Consultant fees	1,092	1,385	1,373
Allocation to capitalized project	(1,061)	(1,371)	(1,254)
Other services	579	512	527
Geological and geophysical expenses	$ 10,538	$ 12,595	$ 11,192